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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099


                   	  Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer Cash Reserves Fund
               Schedule of Investments  3/31/2009 (unaudited)

Principal Floating                                                   Value
Amount ($) Rate (b)
               CORPORATE BONDS - 17.7 %
               Household & Personal Products - 0.9 %
               Personal Products - 0.9 %
2,680,000      Procter & Gamble Co., 1.48375%, 2/8/10            $2,680,000
5,470,000 1.47 Procter & Gamble International, Floating Rate Note 5,459,789
                                                                 $8,139,789
               Total Household & Personal Products               $8,139,789
               Banks - 9.9 %
               Diversified Banks - 5.9 %
7,610,000 3.01 BNP Paribas, Floating Rate Note, 2/13/09          $7,610,000
7,750,000 1.63 Commonwealth bank Australia, Floating Rate Note, 1 7,750,000 5,690,000 1.26 Credit Agricole, Floating Rate Note, 5/28/09 (144A 5,685,369
5,000,000      Credit Agricole, 1.775%, 10/22/09                  5,000,000
2,650,000      Nordea Bank AB, 3.89125%, 10/23/09                 2,650,000
5,300,000 2.58 Rabobank Nederland, Floating Rate Note, 11/9/09 (1 5,300,000 2,465,000 4.96 Royal Bank of Canada, Floating Rate Note, 10/15/09 2,465,000 1,500,000 1.54 Royal Bank of Canada, Floating Rate Note, 10/15/09 1,501,616 2,800,000 4.42 Svenska Handelsbanken AB, Floating Rate Note, 8/6/ 2,798,660 9,175,000 2.62 Wells Fargo & Co., Floating Rate Note, 7/14/08 (14 9,175,000
800,000        Wells Fargo & Co., 3.125%, 4/1/09                   800,000
2,125,000 1.61 Wells Fargo & Co., Floating Rate Note, 1/29/10     2,115,097
                                                                 $52,850,742
               Regional Banks - 4.0 %
5,010,000      Bank of America, 4.35%, 10/3/09 (Extendable)      $5,010,000
2,710,000 2.10 Bank of America NA, Floating Rate Note, 6/12/09    2,709,419
5,500,000      Bank of America NA, 1.3425, 9/13/10                5,500,000
4,090,000      Mellon Funding Corp., 3.25%, 4/1/09                4,090,000
5,880,000 2.14 RaboBank Nederland, Floating Rate Note, 5/15/09    5,880,000
12,750,00 1.39 U.S. Bank NA, Floating Rate Note, 9/10/09          12,750,000
                                                                 $35,939,419
               Total Banks                                       $88,790,161
               Diversified Financials - 3.5 %
               Asset Management & Custody Banks - 0.3 %
2,450,000 1.63 Bank of New York Mellon, Floating Rate Note, 2/5/1$2,436,779
               Diversified Financial Services - 2.2 %
9,105,000 2.48 General Electric Capital Corp., Floating Rate Note$9,103,979 2,545,000 1.46 General Electric Capital Corp., Floating Rate Note 2,545,000 1,500,000 2.78 JPMorgan Chase & Co., Floating Rate Note, 12/2/08 1,500,000
860,000        JPMorgan Chase & Co., 1.465%, 4/3/09                860,000
1,000,000      JPMorgan Chase & Co., 1.59563%, 11/19/09            997,766
5,275,000 1.62 JPMorgan Chase & Co., Floating Rate Note, 1/22/10  5,251,328
                                                                 $20,258,073
               Specialized Finance - 1.0 %
9,775,000 2.79 BP Capital Markets Plc, Floating Rate Note, 1/11/1$9,775,000
               Total Diversified Financials                      $32,469,852
               Insurance - 2.3 %
               Multi-Line Insurance - 2.3 %
10,000,000     MetLife Global Funding I, 4.57%, 8/7/09           $10,000,000
10,295,00 3.16 MetLife Global Funding I, Floating Rate Note, 6/12 10,295,011
                                                                 $20,295,011
               Total Insurance                                   $20,295,011
               Technology Hardware & Equipment - 1.1 %
               Computer Hardware - 1.1 %
9,920,000 3.13 IBM International Group Capital, Floating Rate Not$9,931,440
               Total Technology Hardware & Equipment             $9,931,440
               TOTAL CORPORATE BONDS                             $159,626,253
               (Cost  $159,626,253)

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.1 %
5,030,000      Federal Home Loan Bank, 0.88%, 3/12/10            $5,030,000
10,845,00 2.64 Federal Home Loan Bank, Floating Rate Note, 12/15/ 10,828,153
10,160,000     Federal Home Loan Bank, 2.318%, 2/10/10            10,198,839
5,460,000 1.21 Federal Home Loan Bank, Floating Rate Note, 2/19/1 5,481,926
4,805,000      Federal Home Loan Mortgage Corp. Discount Notes, 0 4,803,131
8,500,000      Federal Home Loan Mortgage Corp., 1.25%, 2/26/10   8,500,000
5,380,000      Federal Home Loan Mortgage Corp., 1.25%, 3/12/10   5,380,000
10,370,00 0.71 Federal Home Loan Mortgage Corp., Floating Rate No 10,370,000 10,160,00 0.61 Federal Home Loan Mortgage Corp., Floating Rate No 10,160,000 15,245,00 0.61 Federal Home Loan Mortgage Corp., Floating Rate No 15,245,000 2,615,000 2.40 Federal Home Loan Mortgage Corp., Floating Rate No 2,614,450 5,080,000 1.25 Federal Home Loan Mortgage Corp., Floating Rate No 5,080,000 9,680,000 1.23 Federal Home Loan Mortgage Corp., Floating Rate No 9,680,000
400,000   2.44 Federal Home Loan Mortgage Corp., Floating Rate No  399,943
4,150,000      Federal National Mortgage Association Discount Not 4,122,126
5,635,000      Federal National Mortgage Association Discount Note5,622,290
11,735,00 2.73 Federal National Mortgage Association, Floating Ra 11,739,682
13,795,000     Federal National Mortgage Association, 1.24375%, 7 13,794,410
9,700,000 0.40 Federal National Mortgage Association, Floating Ra 9,700,000
4,840,000      U.S. Treasury Bills, 0.692%, 12/17/09              4,822,103
12,385,000     U.S. Treasury Bonds, 3.625%, 10/31/09              12,606,827
10,115,000     U.S. Treasury Notes, 3.5%, 2/15/10                 10,365,969
13,355,000     U.S. Treasury Notes, 6.0%, 8/15/09                 13,633,675
                                                                 $190,178,524
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS          $190,178,524
               (Cost  $190,178,524)

               MUNICIPAL BONDS - 3.1 %
               Municipal Development - 0.7 %
2,575,000 0.30 Jackson County Mississippi, Floating Rate Note, 6/$2,575,000 2,100,000 0.30 Valdez Alaska Marine Revenue, Floating Rate Note, 2,100,000 1,500,000 0.30 Valdez Alaska Marine Term, Floating Rate Note, 7/1 1,500,000
                                                                 $6,175,000
               Municipal Facilities - 0.1 %
900,000   0.35 Oregon State Facilities Authority Revenue, Floatin$ 900,000
               Municipal Higher Education - 0.6 %
6,110,000 0.30 Athens-Clarke County Georgia, Floating Rate Note, $6,110,000
               Municipal Medical - 1.0 %
600,000   0.30 Charlotte-Mecklenburg Hospital Authority, Floating$ 600,000
2,795,000 0.30 Harris County Texas Health, Floating Rate Note, 12 2,795,000 1,460,000 0.30 Harris County Texas Health, Floating Rate Note, 12 1,460,000 4,040,000 0.50 Weber County Utah Hospital Revenue, Floating Rate 4,040,000
                                                                 $8,895,000
               Municipal Transportation - 0.2 %
600,000   0.30 Port Arthur Texas Naval District, Floating Rate No$ 600,000
1,025,000 0.30 Valdez Alaska Marine Term, Floating Rate Note, 7/1 1,025,000
                                                                 $1,625,000
               Municipal Utilities - 0.5 %
550,000   0.50 Boston Massachusetts Water & Sewer Community
                   Revenue, Floating Rate Note, 11/1/24          $ 550,000
3,875,000 0.30 Southeast Alabama Gas District, Floating Rate Note 3,875,000
                                                                 $4,425,000
               TOTAL MUNICIPAL BONDS                             $28,130,000
               (Cost  $28,130,000)

               TEMPORARY CASH INVESTMENTS - 57.6 %
               Commercial Paper - 36.8 %
21,895,000     ABN Amro Bank NV, 2.06%, 4/1/09                   $21,895,000
500,000        Bank of Nova Scotia, 1.7925%, 3/10/10               493,006
9,120,000 3.15 Bank of Nova Scotia, Floating Rate Note, 5/6/09    9,120,000
13,775,000     Bank of Nova Scotia/Portland, 0.35%, 4/9/09        13,775,000
5,460,000      BNP Paribas/New York, 1.15%, 7/9/09                5,460,000
16,555,000     BNP Paribas/New York, 2.43%, 4/27/09               16,555,000
13,100,000     Credit Suisse/New York, 1.47%, 7/9/09              13,104,288
13,870,000     Credit Suisse/New York, 1.5575%, 8/14/09           13,878,844
4,550,000      Danske Corp., 0.55%, 4/14/09                       4,549,096
4,375,000      Danske Corp., 0.7%, 4/6/09 (144A)                  4,374,514
10,190,00 3.41 Deutsche Bank, Floating Rate Note, 7/21/09         10,190,000
2,410,000      Jacksonville Electric Authority, 1.2%, 5/7/09      2,410,000
10,025,000     Nordea Bank Finland Plc, 1.3%, 10/13/09            10,035,665
13,380,000     Nordea Bank, 3.23%, 7/10/09                        13,380,360
4,440,000      Nordea North America, Inc., 1.2%, 4/15/09          4,437,928
13,900,000     Rabobank Nederland NV, 1.43125%, 3/12/10           13,900,000
13,745,000     Royal Bank of Canada, 1.89%, 5/22/09               13,745,000
1,000,000 2.68 Royal Bank of Canada, Floating Rate Note, 4/16/09   999,908
3,300,000 7.00 Royal Bank of Canada, Floating Rate Note, 6/30/09  3,298,246
5,940,000 3.00 Royal Bank of Canada, Floating Rate Note, 8/7/09   5,936,335
2,500,000 1.74 Royal Bank of Canada, Floating Rate Note, 10/1/09  2,500,000
4,710,000      Societe Generale North America, 0.19%, 4/1/09      4,710,000
2,740,000      Societe Generale North America, 0.38%, 4/30/09     2,739,161
13,775,000     Societe Generale/New York, 0.5%, 4/13/09           13,775,000
13,650,000     Societe Generale/New York, 1.15%, 7/9/09           13,650,000
5,585,000      State Street Corp., 0.45%, 4/6/09                  5,584,651
5,595,000      State Street Corp., 0.55%, 4/14/09                 5,593,889
13,275,000     Svenska Handelsbanken, 0.91%, 6/2/09               13,275,228
13,220,000     Svenska Handelsbanken, 0.935%, 5/13/09             13,220,261
2,735,000 1.58 Svenska Handelsbanken, Floating Rate Note, 7/13/09 2,736,002 2,400,000 3.11 Svenska Handelsbanken, Floating Rate Note, 7/8/09 2,400,000 6,150,000 4.91 The Bank of New York Mellon, Floating Rate Note, 1 6,127,755
13,430,000     Toronto Dominion Bank, 1.53375%, 1/28/10           13,432,222
5,480,000      Toronto Dominion Bank, 1.96%, 10/6/09              5,481,806
13,635,000     Toronto Dominion Bank, 2.48%, 5/26/09              13,635,205
7,000,000      U.S. Bank NA, 3.0%, 4/28/09                        7,000,000
5,550,000      Verizon Communications, 1.15%, 5/7/09 (144A)       5,543,617
4,750,000      Verizon Communications, Inc., 0.7%, 4/20/09 (144A) 4,748,245
13,470,000     Westpac Banking Corp., 1.5%, 6/15/09               13,470,000
                                                                 $331,161,232
               Total Commercial Paper                            $331,161,232
Shares
               Tax Exempt Money Market Mutual Fund - 3.3 %
30,000,000     BlackRock Liquidity Funds TempCash Portfolio      $30,000,000
               Total Tax Exempt Money Market Mutual Fund         $30,000,000
Principal
Amount ($)
               Repurchase Agreement - 17.5 %
25,000,000     Bank of America, 0.19%, dated 3/31/09, repurchase price of
               $25,000,000 plus accrued interest on 4/1/09 collateralized by the following:

               $9,811,545 Freddie Mac Giant, 5.0%, 7/1/35
               $15,688,455 Government National Mortgage
                    Association, 6.5%, 9/20/38                   $25,000,000

15,000,000     Barclays Plc, 0.24%, dated 3/31/09, repurchase pri
               $15,000,000 plus accrued interest on 4/1/09 collateralized by the following:

               $7,118,666 Federal National Mortgage Association,
                    6.0-7.0%, 7/1/37-8/1/37
               $1,061,726 Federal Home Loan Mortgage Corp., 6.505%, 7/1/36 $3,746,900 Freddie Mac Giant, 5.5%, 7/1/37
               $3,372,708 Federal National Mortgage Association (ARM),
                    4.36%, 4/1/38                                 15,000,000

10,000,000     Barclays Plc, 0.11%, dated 3/31/09, repurchase pri
               $10,000,000 plus accrued interest on 4/1/09 collateralized by $10,166,808 U.S. Treasury Note, 0.875%, 12/31/1010,000,000

30,000,000     BNP Paribas Securities Corp., 0.15%, dated 3/31/09, repurchase price
             of $30,000,000 plus accrued interest on 4/1/09 collateralized by the following:

               $27,359,880 Federal National Mortgage Association,
                    5.0-6.0%, 5/1/23-3/1/39
               $3,240,121 Freddie Mac Giant, 4.5%, 3/1/19         30,000,000

18,000,000     BNP Paribas Securities Corp., 0.04%, dated 3/31/09, repurchase price
             of $18,000,000 plus accrued interest on 4/1/09 collateralized by the following:

               $11,945,754 U.S. Treasury Strip Interest, 0.0%, 8/15/12-8/15/20
               $12,879,682 U.S. Treasury Strip Principal, 0.0%, 8/18,000,000

30,000,000     Deutsche Bank, 0.25%, dated 3/31/09, repurchase price
             of $30,000,000 plus accrued interest on 4/1/09 collateralized by the following:

               $5,677,727 Freddie Mac Giant, 5.5-7.0%, 11/1/35-7/1/38
               $2,181,052 Federal Home Loan Mortgage Corp.,
                    5.842-6.729%, 5/1/36-9/1/36
               $1,960,835 Federal National Mortgage Association (ARM),
                    5.685-6.259%, 6/1/36-4/1/37
               $16,628,430 Federal National Mortgage Association,
                    5.5-7.5%, 2/1/27-12/1/38
               $4,151,956 Government National Mortgage Association,
                    6.0-7.0%, 5/15/36-2/15/39                     30,000,000

30,000,000     JPMorgan, 0.25%, dated 3/31/09, repurchase price of
               $30,000,000 plus accrued interest on 4/1/09 collateralized by $30,477,631 Federal National Mortgage Association,
               5.0%, 3/1/38-4/1/38                                30,000,000
                                                                $158,000,000
               Total Repurchase Agreement                       $158,000,000
               TOTAL TEMPORARY CASH INVESTMENTS                 $519,161,232
               (Cost  $519,161,232)
               TOTAL INVESTMENT IN SECURITIES - 99.5 %          $897,096,009
               (Cost  $897,096,009)(a)
               OTHER ASSETS AND LIABILITIES - 0.5 %              $4,134,896
               TOTAL NET ASSETS - 100.0 %                       $901,230,905

  (144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2009, the value of these securities amounted to $36,328,361 or 4.0% of total net assets.

     (a) At March 31, 2009, cost for federal income tax purposes was $897,096,009.

     (b)       Debt obligation with a variable interest rate.
               Rate shown is rate at period end.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
              Level 1 - quoted prices in active markets for identical securities
              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                  Investments
                                                                in Securities
Level 1 - Quoted Prices                                          $   0
Level 2 - Other Significant Observable Inputs                     897,096,009
Level 3 - Significant Unobservable Inputs                            0
Total                                                            $897,096,009


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 29, 2009

* Print the name and title of each signing officer under his or her signature.